Employee Retirement Benefits (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Change in Benefit Obligation [Roll Forward]
Benefit obligation at the beginning of the year	$ 678.9	$ 606.4	$ 606.4	$ 549.7
Service cost	7.3	6.3	24.8	26.2	24.0
Interest cost	6.7	6.5	28.2	27.5	26.1
Plan amendments			0	(10.2)
Plan settlements			(5.4)	(7.4)
Benefits paid			(29.9)	(18.4)
Actuarial loss (gain)			54.8	39.0
Benefit obligation at the end of the year			678.9	606.4	549.7
Change in Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	498.4	423.2	423.2	365.9
Actual return of plan assets			64.2	15.3
Company contributions			46.3	67.8
Plan settlements			(5.4)	(7.4)
Benefits paid			(29.9)	(18.4)
Fair value of plan assets at the end of the year			498.4	423.2	365.9
Defined Benefit Plan, Funded Status of Plan [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities			180.5	183.2
Pension Benefits - Non-U.S.
Change in Benefit Obligation [Roll Forward]
Benefit obligation at the beginning of the year	224.4	190.8	190.8	201.5
Service cost	0.6	0.3	1.9	4.0	5.2
Interest cost	2.3	2.3	9.7	11.0	9.7
Employee contributions			0.1	0.7
Plan curtailments			0	(5.9)
Plan settlements			0	0.1
Benefits paid			(5.5)	(4.0)
Foreign exchange translation			7.7	(1.0)
Actuarial loss (gain)			9.4	(15.1)
Plan combination			10.4	0
Other			(0.1)	(0.5)
Benefit obligation at the end of the year			224.4	190.8	201.5
Change in Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	178.3	157.0	157.0	152.8
Actual return of plan assets			15.6	(7.6)
Company contributions			4.7	16.0
Employee contributions			0.1	0.7
Benefits paid			(5.5)	(4.0)
Foreign exchange translation			6.5	(0.7)
Other			(0.1)	(0.2)
Fair value of plan assets at the end of the year			178.3	157.0	152.8
Defined Benefit Plan, Funded Status of Plan [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities			46.1	33.8
Postretirement Benefits (U.S.)
Change in Benefit Obligation [Roll Forward]
Benefit obligation at the beginning of the year	19.0	18.2	18.2	19.0
Service cost	0.1	0.1	0.2	0.2	0.3
Interest cost	0.2	0.2	0.8	0.9	0.9
Employee contributions			0.8	0.9
Benefits paid			(2.2)	(2.2)
Actuarial loss (gain)			1.2	(0.6)
Benefit obligation at the end of the year			19.0	18.2	19.0
Change in Plan Assets [Roll Forward]
Company contributions			1.4	1.3
Employee contributions			0.8	0.9
Benefits paid			(2.2)	(2.2)
Defined Benefit Plan, Funded Status of Plan [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities			$ 19.0	$ 18.2